Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Homewood Educational Building Authority Refunding RB, Series A, 5.00%, 12/01/34	$1,145	$1,385,599

Alaska — 0.3%
Alaska Industrial Development & Export Authority RB, Series A, 5.50%, 10/01/41	1,400	1,469,986

Arizona — 1.8%
Arizona Industrial Development Authority RB(a) 4.38%, 07/01/39	875	910,753
Series A, 5.00%, 07/01/39	740	768,571
Series A, 5.00%, 07/01/49	835	858,722
Series A, 5.00%, 07/01/54	640	656,794
Industrial Development Authority of the County of Pima RB(a) 5.00%, 06/15/47	1,275	1,267,681
5.00%, 07/01/49	1,150	1,159,212
Industrial Development Authority of the County of Pima Refunding RB, 5.00%, 06/15/49(a)	1,460	1,443,341
Maricopa County Industrial Development Authority Refunding RB 5.00%, 07/01/39(a)	315	342,251
5.00%, 07/01/54(a)	720	764,892
Series A, 5.00%, 09/01/36	880	1,081,309

		9,253,526

Arkansas — 0.4%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	2,135	2,160,342

California — 15.9%
California Health Facilities Financing Authority Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,770	2,883,401
California Statewide Communities Development Authority RB, Series A, 5.00%, 04/01/42	2,000	2,134,900
California Statewide Communities Development Authority Refunding RB, Series A, 4.00%, 12/01/53	1,325	1,388,414
Carlsbad Unified School District GO, Series B, 6.00%, 05/01/34	5,000	6,103,650
Golden State Tobacco Securitization Corp. Refunding RB Series A-1, 3.50%, 06/01/36	1,795	1,814,799
Series A-1, 5.00%, 06/01/47	1,215	1,241,961
Grossmont Union High School District GO, CAB, 0.00%, 08/01/31(b)	5,000	4,330,100
Grossmont-Cuyamaca Community College District GO, CAB, Series C, (AGC), 0.00%, 08/01/30(b)	10,030	8,829,710
Hartnell Community College District GO, CAB, Series D, 7.00%, 08/01/34(c)	4,125	5,327,726
Mount San Antonio Community College District Refunding GO, CAB, Series A, 6.25%, 08/01/43(c)	1,945	2,175,599
Norman Y Mineta San Jose International Airport SJC Refunding RB Series A, AMT, 5.00%, 03/01/36	565	674,915
Series A, AMT, 5.00%, 03/01/37	620	739,164
Series A-1, AMT, 5.75%, 03/01/34	1,150	1,180,233
Poway Unified School District Refunding GO, CAB, Series B, 0.00%, 08/01/36(b)	5,000	3,720,700
Rio Hondo Community College District GO, CAB, Series C, 0.00%, 08/01/37(b)	4,005	2,924,611
San Bernardino Community College District GO, Series B, 6.38%, 08/01/34	10,000	12,500,900

Security	Par (000)	Value

California (continued)
San Diego Unified School District GO, CAB(b) Series C, 0.00%, 07/01/38	$2,200	$1,535,842
Series G, 0.00%, 07/01/34(d)	900	506,529
Series G, 0.00%, 07/01/35(d)	950	503,529
Series G, 0.00%, 07/01/36(d)	1,430	713,842
Series G, 0.00%, 07/01/37(d)	950	446,785
San Diego Unified School District Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(b)	1,725	1,500,250
San Marcos Unified School District GO, Series A, 5.00%, 08/01/38(d)	760	796,647
State of California GO 5.50%, 04/01/28	5	5,019
5.00%, 04/01/42	1,500	1,609,275
State of California Refunding GO 5.00%, 09/01/41	2,300	2,410,239
5.00%, 10/01/41	1,300	1,367,002
Yosemite Community College District GO, CAB, Series D, 0.00%, 08/01/36(b)	15,000	11,205,750

		80,571,492

Colorado — 0.8%
City & County of Denver Colorado COP, Series A, 4.00%, 06/01/48	1,725	1,826,516
Colorado Health Facilities Authority RB, Series A, 4.00%, 11/15/46	1,485	1,629,164
Regional Transportation District COP, Series A, 5.00%, 06/01/39	540	600,210

		4,055,890

Connecticut — 0.8%
Connecticut Housing Finance Authority Refunding RB, S/F Housing Series A-1, 3.80%, 11/15/39	635	699,097
Sub-Series A-1, 3.85%, 11/15/43	520	567,289
Sub-Series E-1, (FHLMC, FNMA, GNMA), 4.00%, 05/15/36	310	343,021
Connecticut State Health & Educational Facilities Authority RB, Series A-1, 5.00%, 10/01/54(a)	355	353,860
Connecticut State Health & Educational Facilities Authority Refunding RB 4.00%, 07/01/39	395	400,372
4.00%, 07/01/49	735	731,715
State of Connecticut GO, Series C, 5.00%, 06/15/32	840	1,071,101

		4,166,455

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, 4.00%, 10/01/49	1,350	1,495,760

Florida — 10.8%
Brevard County Health Facilities Authority Refunding RB, 5.00%, 04/01/39	2,175	2,426,321
City of Tampa Florida RB, CAB(b) Series A, 0.00%, 09/01/49	810	269,900
Series A, 0.00%, 09/01/53	865	239,588
County of Lee Florida Airport Revenue Refunding RB Series A, AMT, 5.63%, 10/01/26	1,280	1,339,174
Series A, AMT, 5.38%, 10/01/32	1,700	1,770,295
County of Miami-Dade Florida Aviation Revenue Refunding ARB, Series A, AMT, 5.00%, 10/01/38	655	751,848
County of Miami-Dade Florida Aviation Revenue Refunding RB AMT, 5.00%, 10/01/34	260	293,485

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series A, AMT, 5.00%, 10/01/32(d)	$3,550	$3,905,604
County of Miami-Dade Seaport Department ARB Series A, 6.00%, 10/01/38	2,755	3,143,593
Series B, AMT, 6.00%, 10/01/30	870	993,088
Series B, AMT, 6.25%, 10/01/38	560	638,630
Series B, AMT, 6.00%, 10/01/42	895	1,017,355
County of Osceola Florida Transportation Revenue Refunding RB, CAB(b) Series A-2, 0.00%, 10/01/41	775	383,896
Series A-2, 0.00%, 10/01/42	1,035	492,857
Series A-2, 0.00%, 10/01/43	945	432,186
Series A-2, 0.00%, 10/01/44	965	425,237
Series A-2, 0.00%, 10/01/45	810	343,942
Florida Development Finance Corp. RB(a) AMT, 5.00%, 05/01/29	740	790,068
AMT, 5.00%, 08/01/29(e)	290	294,797
Florida Development Finance Corp. Refunding RB, 5.00%, 09/15/40(a)	410	438,450
Florida Housing Finance Corp. RB, S/F Housing, Series 1, (FNMA, GNMA, FHLMC), 3.75%, 07/01/42	1,500	1,650,315
Florida Ports Financing Commission Refunding RB Series B, AMT, 5.13%, 06/01/27	1,395	1,447,243
Series B, AMT, 5.38%, 10/01/29	1,900	2,005,032
Greater Orlando Aviation Authority ARB Series A, AMT, 5.00%, 10/01/47	4,785	5,607,541
Series A, AMT, 5.00%, 10/01/52	2,050	2,394,031
Lakewood Ranch Stewardship District SAB, S/F Housing 4.00%, 05/01/40	365	371,457
4.00%, 05/01/50	605	612,780
Miami-Dade County Educational Facilities Authority Refunding RB, Series A, 5.00%, 04/01/40	3,600	4,112,496
Orange County Health Facilities Authority Refunding RB 5.00%, 08/01/41	765	836,734
5.00%, 08/01/47	2,225	2,411,210
Orange County Housing Finance Authority RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	490	537,726
Palm Beach County Health Facilities Authority RB, Series B, 5.00%, 11/15/42	215	252,416
Palm Beach County Solid Waste Authority Refunding RB Series B, 5.00%, 10/01/31	2,780	2,921,002
Series B, 5.00%, 10/01/31(d)	45	47,531
Putnam County Development Authority Refunding RB, Series A, 5.00%, 03/15/42	2,390	2,932,100
Reedy Creek Improvement District GO, Series A, 5.25%, 06/01/23(d)	1,620	1,852,859
State of Florida GO, Series B, 4.00%, 07/01/39	2,840	3,395,987
Storey Creek Community Development District SAB 4.00%, 12/15/39	415	420,876
4.13%, 12/15/49	350	353,427

		54,553,077

Georgia — 1.4%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	680	799,625
LaGrange-Troup County Hospital Authority Refunding RB, 4.00%, 04/01/47	1,730	1,906,062
Main Street Natural Gas, Inc. RB, Series A, 5.00%, 05/15/43	935	1,118,176

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia RB 4.00%, 01/01/49	$725	$795,122
5.00%, 01/01/56	985	1,147,653
Private Colleges & Universities Authority RB 5.00%, 04/01/33	190	214,535
5.00%, 04/01/44	855	951,658

		6,932,831

Illinois — 11.8%
Chicago Board of Education Refunding GO Series A, 5.00%, 12/01/28	310	353,428
Series A, 5.00%, 12/01/29	385	441,649
Series A, 5.00%, 12/01/30	1,285	1,465,375
Chicago Board of Education Refunding GO, CAB, Series A, 0.00%, 12/01/25(b)	340	283,043
Chicago Midway International Airport Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/34	1,475	1,638,135
Chicago O’Hare International Airport ARB Series A, 3rd Lien, 5.75%, 01/01/39	885	901,390
Series D, Senior Lien, 5.25%, 01/01/42	3,985	4,779,051
Chicago O’Hare International Airport Refunding ARB, Series C, Senior Lien, AMT, 5.38%, 01/01/39	4,090	4,456,137
Chicago O’Hare International Airport Refunding RB Series B, AMT, 5.00%, 01/01/31	2,500	2,625,900
Series B, Senior Lien, 5.00%, 01/01/41	3,800	4,424,416
Chicago Transit Authority RB 5.25%, 12/01/36	840	882,512
5.25%, 12/01/49	710	779,829
Cook County Forest Preserve District Refunding GO, Series B, 5.00%, 12/15/37	280	301,627
Illinois Finance Authority RB, Series A, 5.75%, 08/15/34	850	889,457
Illinois Finance Authority Refunding RB Series B, 4.00%, 08/15/41	1,100	1,226,566
Series C, 4.13%, 08/15/37	1,690	1,847,373
Series C, 5.00%, 08/15/44	470	533,558
Illinois Housing Development Authority RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,875	2,210,981
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	1,030	1,102,914
Metropolitan Pier & Exposition Authority RB, CAB(b) Series A, (NPFGC), 0.00%, 06/15/30	14,205	10,577,895
Series A, (NPFGC), 0.00%, 06/15/30(f)	800	690,256
Metropolitan Pier & Exposition Authority Refunding RB 4.00%, 06/15/50	790	789,668
Series B, (AGM), 0.00%, 06/15/44(b)	4,625	2,082,129
Railsplitter Tobacco Settlement Authority RB, 6.00%, 06/01/28(d)	900	943,380
Regional Transportation Authority RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	4,416,000
State of Illinois GO 5.25%, 02/01/32	1,350	1,470,056
5.50%, 07/01/33	1,100	1,189,441
5.25%, 02/01/34	930	1,008,232
5.50%, 07/01/38	1,840	1,981,698
5.50%, 05/01/39	2,785	3,315,543

		59,607,639

Indiana — 0.7%
Indiana Finance Authority RB Series A, 1st Lien, 5.25%, 10/01/38	1,400	1,472,814

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Series A, AMT, 5.00%, 07/01/40	$1,190	$1,277,215
Series A, AMT, 5.00%, 07/01/44	690	735,375

		3,485,404

Louisiana — 2.3%
Jefferson Sales Tax District RB Series B, (AGM), 5.00%, 12/01/34	330	405,996
Series B, (AGM), 5.00%, 12/01/35	440	539,084
Series B, (AGM), 5.00%, 12/01/36	395	482,366
Series B, (AGM), 5.00%, 12/01/37	495	602,108
Louisiana Local Government Environmental Facilities & Community Development Authority RB Series A-2, 6.50%, 11/01/35	570	576,538
Series A, Lien, 5.00%, 02/01/24(d)	4,015	4,559,795
Louisiana Public Facilities Authority Refunding RB, 5.00%, 05/15/46	1,900	2,212,892
New Orleans Aviation Board ARB, Series B, AMT, 5.00%, 01/01/40	2,260	2,538,093

		11,916,872

Maine — 0.6%
Maine State Housing Authority RB, M/F Housing Series E, 4.15%, 11/15/38	1,305	1,508,841
Series E, 4.25%, 11/15/43	975	1,117,633
Maine State Housing Authority RB, S/F Housing, Series B, 3.35%, 11/15/44	265	285,980

		2,912,454

Maryland — 0.9%
City of Baltimore Maryland Refunding TA(a) Series A, Senior Lien, 3.50%, 06/01/39	650	598,260
Series A, Senior Lien, 3.63%, 06/01/46	355	314,303
Maryland Community Development Administration Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	1,060	1,195,457
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 05/15/42	2,170	2,571,016

		4,679,036

Massachusetts — 2.5%
Massachusetts Development Finance Agency RB, Series A, 5.00%, 01/01/47	2,855	3,207,992
Massachusetts Development Finance Agency Refunding RB, 4.00%, 07/01/41	4,450	5,103,082
Massachusetts Housing Finance Agency RB, M/F Housing, Series A, 3.85%, 06/01/46	75	81,355
Massachusetts Housing Finance Agency Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,055	1,119,904
Massachusetts School Building Authority RB Series A, 5.00%, 05/15/43	1,720	1,918,780
Series B, 4.00%, 02/15/43	1,025	1,121,217

		12,552,330

Michigan — 4.2%
Eastern Michigan University RB, Series A, (AGM), 4.00%, 03/01/44	840	936,222
Michigan Finance Authority Refunding RB 5.00%, 12/01/39(d)	25	26,612
4.00%, 11/15/46	1,600	1,753,632
Series A, 4.00%, 12/01/40	4,055	4,600,154
Michigan State Building Authority Refunding RB Series I-A, 5.38%, 10/15/36	1,200	1,268,784
Series I-A, 5.38%, 10/15/41	1,000	1,055,400

Security	Par (000)	Value

Michigan (continued)
Series II-A, (AGM), 5.25%, 10/15/36	$4,270	$4,488,069
Michigan State Housing Development Authority RB, S/F Housing Series B, 2.95%, 12/01/39	675	712,753
Series C, 4.13%, 12/01/38	515	579,339
Michigan State University Refunding RB, Series B, 5.00%, 02/15/48	865	1,085,956
Michigan Strategic Fund RB, AMT, 5.00%, 12/31/43	2,235	2,511,112
Royal Oak Hospital Finance Authority Refunding RB, Series D, 5.00%, 09/01/39	1,470	1,662,967
Western Michigan University Refunding RB, (AGM), 5.00%, 11/15/39	520	584,199

		21,265,199

Nebraska — 0.2%
Central Plains Energy Project RB, 5.25%, 09/01/37	1,000	1,088,670

New Hampshire — 0.5%
New Hampshire Housing Finance Authority RB, M/F Housing, (FHA), 4.00%, 07/01/52	2,200	2,386,626

New Jersey — 8.9%
New Jersey Economic Development Authority RB Series WW, 5.25%, 06/15/33	215	244,053
Series WW, 5.00%, 06/15/34	280	312,872
Series WW, 5.00%, 06/15/36	1,280	1,423,322
Series WW, 5.25%, 06/15/40	465	519,410
Series WW, 5.25%, 06/15/40(d)	25	31,004
AMT, 5.13%, 01/01/34	935	1,032,118
AMT, 5.38%, 01/01/43	1,220	1,344,220
New Jersey Economic Development Authority Refunding RB, Series A, 4.00%, 07/01/32	470	500,724
New Jersey Higher Education Student Assistance Authority RB, Series C, AMT, 4.25%, 12/01/50	1,230	1,279,508
New Jersey Higher Education Student Assistance Authority Refunding RB Series 1, AMT, 5.50%, 12/01/25	300	314,457
Series 1, AMT, 5.75%, 12/01/27	145	152,382
Series 1, AMT, 5.75%, 12/01/28	160	168,090
Series 1, AMT, 5.88%, 12/01/33	1,980	2,089,058
Series B, AMT, 3.25%, 12/01/39	3,290	3,314,675
Series C, AMT, 3.63%, 12/01/49	1,000	1,018,030
New Jersey Housing & Mortgage Finance Agency Refunding RB, Series 2, AMT, 4.35%, 11/01/33	1,225	1,299,210
New Jersey Housing & Mortgage Finance Agency Refunding RB, S/F Housing, Series E, 2.45%, 10/01/50(g)	405	406,503
New Jersey Transportation Trust Fund Authority RB Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,369,900
Series AA, 5.25%, 06/15/33	2,035	2,224,153
Series AA, 5.00%, 06/15/38	2,440	2,664,285
Series AA, 5.50%, 06/15/39	3,565	3,892,909
Series B, 5.50%, 06/15/31	2,750	2,843,912
Series D, 5.00%, 06/15/32	875	978,828
New Jersey Transportation Trust Fund Authority RB, CAB, Series A, 0.00%, 12/15/29(b)	7,530	5,898,625
Tobacco Settlement Financing Corp. Refunding RB Series A, 5.00%, 06/01/34	1,260	1,553,895
Series A, 5.00%, 06/01/36	1,855	2,269,704

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 4.00%, 06/01/37	$1,150	$1,305,031
Sub-Series B, 5.00%, 06/01/46	3,105	3,493,156

		44,944,034

New Mexico — 0.2%
City of Santa Fe New Mexico RB, Series A, 5.00%, 05/15/49	270	270,051
New Mexico Hospital Equipment Loan Council Refunding RB, 5.00%, 08/01/44	500	582,010

		852,061

New York — 4.6%
Hudson Yards Infrastructure Corp. RB, 5.75%, 02/15/47	385	394,756
Metropolitan Transportation Authority Refunding RB, Series C-1, 5.00%, 11/15/56	2,050	2,259,223
New York City Housing Development Corp. RB, M/F Housing, Series A, 3.00%, 11/01/55	1,115	1,161,105
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-3, 4.00%, 07/15/46	1,550	1,776,532
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding RB, Series B, 5.00%, 11/01/32	5,520	6,065,542
New York Liberty Development Corp. Refunding RB, Class 1, 5.00%, 11/15/44(a)	1,480	1,573,048
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	610	724,607
New York State Housing Finance Agency RB, M/F Housing, Series B, (SONYMA), 3.88%, 11/01/48	230	252,763
New York Transportation Development Corp. ARB, Series A, AMT, 5.25%, 01/01/50	2,855	3,121,543
Port Authority of New York & New Jersey ARB, Series 221, AMT, 4.00%, 07/15/60	2,425	2,717,382
Port Authority of New York & New Jersey Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	850	969,484
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,690	1,895,724
Series 207, AMT, 4.00%, 09/15/43	630	705,688

		23,617,397

North Carolina — 0.1%
North Carolina Turnpike Authority RB Senior Lien, 4.00%, 01/01/55	270	299,136
Senior Lien, (AGM), 4.00%, 01/01/55	215	240,565

		539,701

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,560	7,231,285
County of Butler Ohio Refunding RB, 4.00%, 11/15/37	635	709,111
County of Lucas Ohio Refunding RB, Series A, 6.50%, 11/15/37(d)	725	783,957
Ohio Housing Finance Agency RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 4.00%, 09/01/48	415	453,487
Ohio Turnpike & Infrastructure Commission RB Series A-1, Junior Lien, 5.25%, 02/15/32	950	1,063,810
Series A-1, Junior Lien, 5.25%, 02/15/33	1,325	1,482,463

		11,724,113

Oklahoma — 0.2%
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/48	760	854,202

Security	Par (000)	Value

Oregon — 0.4%
Clackamas Community College District GO, Series A, 5.00%, 06/15/39	$605	$744,779
Clackamas County School District No. 12 North Clackamas GO, CAB, Series A, 0.00%, 06/15/38(b)	1,360	733,924
State of Oregon Housing & Community Services Department RB, S/F Housing, Series C, 3.95%, 07/01/43	545	599,538

		2,078,241

Pennsylvania — 9.9%
City of Philadelphia Pennsylvania Airport Revenue Refunding ARB, Series B, AMT, 5.00%, 07/01/47	2,210	2,571,026
Commonwealth Financing Authority RB, (AGM), 4.00%, 06/01/39	1,445	1,604,528
Montgomery County Higher Education and Health Authority Refunding RB, Series A, 4.00%, 09/01/49	1,310	1,437,948
Pennsylvania Economic Development Financing Authority RB Series A-1, 4.00%, 04/15/50	1,355	1,555,404
AMT, 5.00%, 12/31/34	3,420	3,788,778
AMT, 5.00%, 12/31/38	11,890	13,050,702
AMT, 5.00%, 06/30/42	1,420	1,551,804
Pennsylvania Economic Development Financing Authority Refunding RB, Series A, 4.00%, 11/15/42	1,305	1,463,453
Pennsylvania Higher Education Assistance Agency RB, Series B, AMT, 3.00%, 06/01/47	270	266,212
Pennsylvania Higher Educational Facilities Authority Refunding RB, Series A, 5.25%, 09/01/50	4,575	5,150,169
Pennsylvania Housing Finance Agency RB, S/F Housing Series 127-B, 3.88%, 10/01/38	1,210	1,332,767
Series 128-B, 3.85%, 04/01/38	2,680	2,979,142
Pennsylvania Turnpike Commission RB Series A, 5.00%, 12/01/38	860	1,007,447
Series A-1, 5.00%, 12/01/41	1,125	1,349,325
Series B, 5.00%, 12/01/40	440	524,564
Series C, 5.50%, 12/01/33(d)	760	894,543
Series C, 5.00%, 12/01/39	1,500	1,755,480
Sub-Series A-1, 5.00%, 12/01/41	2,725	3,127,346
Pennsylvania Turnpike Commission Refunding RB Series A-1, 5.00%, 12/01/40	1,040	1,228,687
Third Series, 4.00%, 12/01/38	2,845	3,240,142
School District of Philadelphia Refunding GO, Series F, 5.00%, 09/01/38	425	506,188

		50,385,655

Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB Series B-1, Restructured, 4.75%, 07/01/53	649	689,374
Series B-2, Restructured, 4.78%, 07/01/58	629	669,086
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(b)	7,680	2,238,490
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured Series A-1, 4.75%, 07/01/53	625	663,625
Series A-1, 5.00%, 07/01/58	5,363	5,776,058
Series A-2, 4.33%, 07/01/40	10,750	11,181,183
Series A-2, 4.78%, 07/01/58	400	425,980

		21,643,796

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 1.6%
Rhode Island Turnpike & Bridge Authority Refunding RB, Series A, 5.00%, 10/01/40	$640	$759,046
Tobacco Settlement Financing Corp. Refunding RB, Series B, 4.50%, 06/01/45	7,180	7,588,542

		8,347,588

South Carolina — 7.3%
Charleston County Airport District ARB Series A, AMT, 5.50%, 07/01/38	1,500	1,671,945
Series A, AMT, 5.50%, 07/01/41	2,725	3,028,292
County of Berkeley South Carolina SAB 4.25%, 11/01/40	485	497,300
4.38%, 11/01/49	715	724,846
South Carolina Jobs-Economic Development Authority RB 5.00%, 11/01/48	3,090	3,787,135
5.00%, 01/01/55(a)	1,315	1,161,487
South Carolina Jobs-Economic Development Authority Refunding RB Series A, 5.00%, 05/01/38	3,395	3,923,635
Series A, (AGM), 6.50%, 08/01/39(d)	320	340,589
South Carolina Ports Authority ARB AMT, 5.25%, 07/01/50(d)	3,160	3,916,472
AMT, 5.00%, 07/01/55	1,970	2,312,130
South Carolina Public Service Authority RB Series A, 5.50%, 12/01/54	9,985	11,311,707
Series E, 5.50%, 12/01/53	985	1,106,234
South Carolina Public Service Authority Refunding RB, Series B, 5.00%, 12/01/38	2,850	3,169,941

		36,951,713

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority Refunding RB, 4.00%, 07/01/37	1,690	1,911,965

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board Refunding RB, Series A, 4.00%, 07/01/40	1,130	1,220,671
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/46	1,700	1,919,504

		3,140,175

Texas — 9.7%
Brazos Higher Education Authority, Inc. RB, Series 1B, AMT, 3.00%, 04/01/40	180	173,702
Central Texas Turnpike System Refunding RB Series A, 5.00%, 08/15/41(d)	2,330	2,559,225
Series C, 5.00%, 08/15/37	1,895	2,095,112
City of Houston Texas Airport System Revenue RB, Series A, AMT, 6.63%, 07/15/38	625	637,725
City of Houston Texas Airport System Revenue Refunding ARB, Series B-2, AMT, 5.00%, 07/15/27	360	378,868
City of Houston Texas Airport System Revenue Refunding RB, Series A, AMT, 5.00%, 07/01/27	350	368,515
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/38	760	839,625
Dallas Area Rapid Transit Refunding RB, Series A, 5.00%, 12/01/48	4,340	5,085,525
Dallas/Fort Worth International Airport ARB(d) Series D, AMT, 5.00%, 11/01/21	1,500	1,567,755
Series D, AMT, 5.00%, 11/01/38	8,550	8,955,185
Dallas/Fort Worth International Airport Refunding RB, Series F, 5.25%, 11/01/33	1,325	1,511,176

Security	Par (000)	Value

Texas (continued)
Leander Independent School District Refunding GO, CAB, Series D, (PSF-GTD), 0.00%, 08/15/38(b)	$4,665	$2,291,775
Midland County Fresh Water Supply District No. 1 RB, CAB, Series A, 0.00%, 09/15/36(b)	2,870	1,640,894
New Hope Cultural Education Facilities Finance Corp. RB, Series A, 5.00%, 08/15/50(a)	700	716,835
North Texas Tollway Authority Refunding RB 4.25%, 01/01/49	1,675	1,905,262
Series A, 5.00%, 01/01/43	570	695,725
Series B, 5.00%, 01/01/40	1,375	1,504,305
San Antonio Public Facilities Corp. Refunding RB(b) 0.00%, 09/15/35	3,180	1,660,501
0.00%, 09/15/36	6,015	2,958,357
0.00%, 09/15/37	4,305	1,994,334
Tarrant County Cultural Education Facilities Finance Corp. Refunding RB, 5.25%, 12/01/39	1,100	1,248,544
Texas City Industrial Development Corp. RB, 4.13%, 12/01/45	400	415,984
Texas Department of Housing & Community Affairs RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	535	603,378
Texas Municipal Gas Acquisition & Supply Corp. III RB 5.00%, 12/15/31	1,600	1,691,984
5.00%, 12/15/32	3,620	3,814,104
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, AMT, 5.00%, 12/31/45	1,745	1,850,712

		49,165,107

Utah — 0.9%
Salt Lake City Corp. Airport Revenue ARB Series A, AMT, 5.00%, 07/01/42	1,700	2,016,863
Series A, AMT, 5.00%, 07/01/48	610	729,810
Utah Charter School Finance Authority RB, Series A, 5.00%, 06/15/49(a)	285	294,416
Utah Charter School Finance Authority Refunding RB, 5.00%, 06/15/55(a)	540	559,429
Utah Housing Corp. RB, S/F Housing, Series D-2, Class III, (FHA), 4.00%, 01/01/36	740	831,213

		4,431,731

Washington — 2.7%
Port of Seattle Washington ARB Series A, AMT, 5.00%, 05/01/43	2,690	3,137,804
Series C, AMT, 5.00%, 04/01/40	1,380	1,560,159
Snohomish County Housing Authority Refunding RB, 4.00%, 04/01/44	655	731,884
Washington Health Care Facilities Authority RB 4.00%, 10/01/45	965	1,057,563
Series A, 5.00%, 10/01/45	1,785	2,081,328
Series B, 5.00%, 08/15/44	4,000	4,289,720
Washington State Housing Finance Commission RB, Series A, 5.00%, 01/01/55(a)	760	742,930

		13,601,388

West Virginia — 0.3%
West Virginia Hospital Finance Authority RB, Series A, 4.00%, 06/01/51	1,255	1,366,682

Wisconsin — 1.4%
Public Finance Authority RB Series A, 5.00%, 07/15/39(a)	145	151,901
Series A, 5.00%, 07/01/40	450	471,100
Series A, 5.00%, 07/15/49(a)	550	565,053
Series A, 5.00%, 07/15/54(a)	260	266,201

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority Refunding RB, 5.00%, 09/01/54(a).	$455	$404,181
Wisconsin Housing & Economic Development Authority RB, M/F Housing
Series A, 4.15%, 11/01/48	2,930	3,299,649
Series A, 4.45%, 05/01/57	1,575	1,771,198

		6,929,283

Total Municipal Bonds — 112.3% (Cost: $502,279,874)		568,424,020

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Arizona — 0.5%
Maricopa County Industrial Development Authority RB, Series A, 4.00%, 01/01/41	2,310	2,627,833

California(i) — 1.7%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/47	5,282	6,028,951
Los Angeles Unified School District GO, Series B-1, 5.25%, 07/01/42	2,158	2,754,395

		8,783,346

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	3,193	3,888,055

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority Refunding RB, 5.00%, 12/01/45	1,891	2,185,151

District of Columbia — 1.0%
District of Columbia Housing Finance Agency RB, M/F Housing, Series 2, (FHA), 4.10%, 09/01/39	1,411	1,615,004
Metropolitan Washington Airports Authority Refunding RB, Series A, AMT, 5.00%, 10/01/30	3,400	3,702,022

		5,317,026

Florida — 5.3%
County of Broward Florida Port Facilities Revenue ARB, Series B, AMT, 4.00%, 09/01/49	3,140	3,383,224
County of Miami-Dade Florida Transit System Refunding RB, 5.00%, 07/01/42	2,390	2,554,767
County of Miami-Dade Florida Water & Sewer System Revenue RB, (AGM), 5.00%, 10/01/20(d)	8,728	8,795,348
County of Seminole Florida Sales Tax Revenue Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	8,697,843
Greater Orlando Aviation Authority ARB, Series A, AMT, 4.00%, 10/01/49(i)	3,228	3,627,359

		27,058,541

Georgia — 0.6%
Georgia Housing & Finance Authority Refunding RB, Series A, 3.70%, 06/01/49	2,771	3,055,055

Illinois — 3.1%
City of Chicago Illinois Waterworks Revenue Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	2,850	2,856,868
Illinois State Toll Highway Authority RB
Series A, 5.00%, 01/01/38	2,878	3,140,868
Series A, 5.00%, 01/01/40	3,721	4,342,729
Series B, 5.00%, 01/01/40	1,409	1,655,199
Series C, 5.00%, 01/01/38	3,243	3,738,820

		15,734,484

Security	Par (000)	Value

Kansas — 1.7%
Wyandotte County Unified School District No. 500 Kansas City GO, Series A, 5.50%, 09/01/47(d)	$6,444	$8,425,848

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	2,085	2,327,194

Maryland — 1.3%
City of Baltimore Maryland RB
Series A, 5.00%, 07/01/41	3,845	4,603,297
Series A, 5.00%, 07/01/46	1,485	1,783,259

		6,386,556

Massachusetts — 0.5%
Commonwealth of Massachusetts GO, Series A, 5.00%, 03/01/46	2,022	2,314,964

Michigan — 3.7%
Michigan Finance Authority RB
Series A, 5.00%, 11/01/44	2,701	3,135,563
Series A, 4.00%, 02/15/50	3,975	4,534,720
Michigan Finance Authority Refunding RB, 5.00%, 12/01/39(d)	9,075	9,659,521
Michigan State Building Authority Refunding RB, Series I, 5.00%, 10/15/45	1,180	1,421,274

		18,751,078

Nebraska — 0.6%
Nebraska Investment Finance Authority RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 3.70%, 03/01/47	2,660	3,001,692

Nevada — 2.1%
County of Clark Nevada GO, Series A, 5.00%, 06/01/38	4,202	5,271,507
Las Vegas Valley Water District Refunding GO, Series A, 5.00%, 06/01/46	4,720	5,626,806

		10,898,313

New Jersey — 2.2%
Hudson County Improvement Authority RB, 5.25%, 05/01/51	1,120	1,338,758
New Jersey Transportation Trust Fund Authority RB, Series B, 5.25%, 06/15/36	2,580	2,655,072
New Jersey Turnpike Authority Refunding RB
Series B, 4.00%, 01/01/37	3,193	3,625,330
Series G, 4.00%, 01/01/43	2,957	3,322,521

		10,941,681

New York — 9.4%
City of New York Water & Sewer System RB, Series CC, 5.00%, 06/15/47	7,641	8,607,572
Metropolitan Transportation Authority RB, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,188,045
New York City Housing Development Corp. Refunding RB, Series A, 4.15%, 11/01/38	2,990	3,347,156
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 4.00%, 07/15/42(i)	2,280	2,412,377
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Sub-Series A-3, 5.00%, 08/01/40(i)	4,228	5,209,304
New York City Water & Sewer System Refunding RB
Series DD, 5.00%, 06/15/35	2,280	2,669,401
Series FF, 5.00%, 06/15/39	4,050	4,860,688

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey Refunding RB
Consolidated, 169th Series, AMT, 5.00%, 10/15/34	$10,830	$11,354,497
Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,738,998

		47,388,038

Ohio — 1.6%
Northeast Ohio Regional Sewer District Refunding RB 4.00%, 11/15/43	4,007	4,677,897
4.00%, 11/15/49(i)	3,210	3,513,506

		8,191,403

Pennsylvania — 2.1%
Commonwealth of Pennsylvania GO, 1st Series, 4.00%, 03/01/36(i)	4,273	5,020,144
Pennsylvania Housing Finance Agency RB, S/F Housing, Series 129, 3.40%, 10/01/49	2,096	2,244,673
Philadelphia Authority for Industrial Development RB, Series A, 4.00%, 07/01/44	1,678	1,799,230
Westmoreland County Municipal Authority Refunding RB, (BAM), 5.00%, 08/15/42	1,220	1,433,476

		10,497,523

Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp. Refunding RB, S/F Housing, Series 69-B, (FNMA, FHLMC, GNMA), 3.95%, 10/01/43	1,200	1,309,467

South Carolina — 0.6%
South Carolina Ports Authority ARB, Series B, AMT, 4.00%, 07/01/49(i)	2,850	3,148,167

Texas — 5.1%
Dallas/Fort Worth International Airport ARB, Series H, 5.00%, 11/01/21(d)(i)	4,501	4,737,880
Harris County Toll Road Authority Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,679	2,083,203
Houston Community College System GO, 4.00%, 02/15/43	2,010	2,168,509
Howe Independent School District GO, (PSF-GTD), 4.00%, 08/15/43	2,985	3,435,556
San Antonio Public Facilities Corp. Refunding RB, 4.00%, 09/15/42	2,564	2,713,954
Tarrant County Cultural Education Facilities Finance Corp. RB, Series A, 5.00%, 11/15/38	879	971,723
Tarrant County Cultural Education Facilities Finance Corp. Refunding RB, Series A, 5.00%, 02/15/41	4,720	5,680,803
Texas Department of Housing & Community Affairs RB, S/F Housing Series A, (GNMA), 3.63%, 09/01/44	1,114	1,214,913
Series A, (GNMA), 3.00%, 09/01/45	629	658,196

Security	Par (000)	Value

Texas (continued)
Series A, (GNMA), 3.75%, 09/01/49	$790	$862,083
Series A, (GNMA), 3.00%, 03/01/50	1,191	1,247,132

		25,773,952

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission RB, Series A, Senior Lien, 5.50%, 07/01/57	3,079	3,880,490

Washington — 1.0%
Washington Health Care Facilities Authority Refunding RB, Series A, 5.00%, 10/01/38	3,930	5,133,838

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Refunding RB, Series A, 5.00%, 04/01/42	640	694,522

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.0% (Cost: $218,710,665)		237,714,217

Total Investments — 159.3% (Cost: $720,990,539)		806,138,237

Other Assets Less Liabilities — 1.4%		6,519,064

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.8)%		(130,318,251)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (34.9)%		(176,387,059)

Net Assets Applicable to Common Shares — 100.0%		$505,951,991

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2020 to October 1, 2027, is $26,278,907.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	649,780	—	(649,780	)(c)	—	$—	$37	$(35)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares purchased (sold).

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$568,424,020	$—	$568,424,020
Municipal Bonds Transferred to Tender Option Bond Trusts	—	237,714,217	—	237,714,217

	$—	$806,138,237	$—	$806,138,237

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(130,264,261)	$—	$(130,264,261)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

	$—	$(306,864,261)	$—	$(306,864,261)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

8